Trade receivables - Aging Analysis of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of provision matrix [line items]
Trade receivables	R$ 1,470,730	R$ 2,825,799
Accumulated impairment | Trade receivables
Disclosure of provision matrix [line items]
Trade receivables			R$ (188,072)
Financial assets	(532,472)	(267,628)	R$ (188,072)	R$ (151,114)
Not past due
Disclosure of provision matrix [line items]
Trade receivables	769,324	1,576,604
1 to 60 days
Disclosure of provision matrix [line items]
Trade receivables	155,845	284,637
61 to 180 days
Disclosure of provision matrix [line items]
Trade receivables	396,823	746,362
181 to 360 days
Disclosure of provision matrix [line items]
Trade receivables	82,471	141,770
361 to 720 days
Disclosure of provision matrix [line items]
Trade receivables	303,522	200,219
Over 720 days
Disclosure of provision matrix [line items]
Trade receivables	R$ 295,217	R$ 143,835